EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	64,197,815	63,417,346	63,417,346	56,307,796
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,510,720,411		1,509,293,641	1,432,714,261
Unexercised options and other share-based plans (in shares)	62,975,947		70,018,161
Total diluted shares (in shares)	1,573,696,358		1,579,311,802
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,510,635,291		1,509,208,521
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120